UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Steele Investment Counsel, LTD.
Address:  32 W. Hoster Street, Suite 250
          Columbus, OH 43215

13F File Number: 28-4511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information conatained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael B. Steele
Title:    Managing Partner
Phone:    614-461-5901
Signature, Place, and Date of Signing:

     /s/ Michael B. Steele     Columbus, Ohio     September 4, 2002



Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT

[   ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: 71,042,000

List of Other Included Managers:   N/A

No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     1370 336595.000SH      SOLE                                 336595.000
AFLAC                          COM              001055102     3051 103409.000SH      SOLE                                 103409.000
Advent Software                COM              007974108     1376 23260.000SH       SOLE                                  23260.000
Amer Int'l Group               COM              026874107     2359 32707.000SH       SOLE                                  32707.000
Automatic Data                 COM              053015103     3940 67615.000SH       SOLE                                  67615.000
BISYS Group                    COM              055472104     2232 63310.000SH       SOLE                                  63310.000
Bank One                       COM              06423A103     3650 87365.000SH       SOLE                                  87365.000
Barr Labs                      COM              063830610     1193 18130.000SH       SOLE                                  18130.000
Biomet                         COM              090613100     1410 52095.000SH       SOLE                                  52095.000
Cardinal Health                COM              14149Y108     3361 47412.000SH       SOLE                                  47412.000
Cisco Systems                  COM              17275R102     1430 84468.000SH       SOLE                                  84468.000
Citigroup                      COM              172967101     3929 79348.006SH       SOLE                                  79348.006
Concord EFS                    COM              206197105     1930 58060.000SH       SOLE                                  58060.000
Dycom Industries               COM              267475101     1014 67812.000SH       SOLE                                  67812.000
EMC Corp                       COM              268648102      930 78035.000SH       SOLE                                  78035.000
Ericson Tel ADR                COM              294821400     1055 252365.000SH      SOLE                                 252365.000
Family Dollar                  COM              307000109     1895 56545.000SH       SOLE                                  56545.000
Fastenal                       COM              311900104     3210 42615.000SH       SOLE                                  42615.000
First Data Corp                COM              319963104     1974 22620.000SH       SOLE                                  22620.000
Freds Inc                      COM              356108100     2013 55905.000SH       SOLE                                  55905.000
Genzyme                        COM              372917104      854 19550.000SH       SOLE                                  19550.000
Home Depot                     COM              437076102     2397 49305.000SH       SOLE                                  49305.000
Huntington Bncshrs             COM              446150104     2168 110050.000SH      SOLE                                 110050.000
IBM                            COM              459200101     3641 35007.000SH       SOLE                                  35007.000
IDEC Pharmaceuticals           COM              449370105     1079 16785.000SH       SOLE                                  16785.000
Immunex                        COM              452528102     1357 44845.000SH       SOLE                                  44845.000
Intel                          COM              485140100     2616 86030.000SH       SOLE                                  86030.000
Johnson & Johnson              COM              478160104     2109 32465.000SH       SOLE                                  32465.000
Keycorp                        COM              493267108     1747 65545.000SH       SOLE                                  65545.000
Lexmark Int'l Gp A             COM              529771107     2634 46062.000SH       SOLE                                  46062.000
Lowe's Companies               COM              548661107     2239 51480.000SH       SOLE                                  51480.000
Maxim Integrated               COM              57772k101     1171 21016.000SH       SOLE                                  21016.000
MedImmune                      COM              548699102      918 23335.000SH       SOLE                                  23335.000
Microsoft                      COM              594918104     2252 37340.000SH       SOLE                                  37340.000
Nokia Corp ADR                 COM              654902204     1348 64985.000SH       SOLE                                  64985.000
Oracle Systems                 COM              68389x105      919 71825.000SH       SOLE                                  71825.000
Patterson Dental               COM              703412106      416 9502.000 SH       SOLE                                   9502.000
Paychex                        COM              704326107     3321 83654.000SH       SOLE                                  83654.000
Procter & Gamble               COM              742718109     2672 29655.000SH       SOLE                                  29655.000
SEI Investments                COM              784117103     1357 31705.000SH       SOLE                                  31705.000
Stryker Corp                   COM              863667101     2180 36142.000SH       SOLE                                  36142.000
Sun Microsystems               COM              866810104      641 72635.000SH       SOLE                                  72635.000
Target Corp                    COM              87612e106     2188 50740.000SH       SOLE                                  50740.000
United Tech                    COM              913017109     1871 25215.000SH       SOLE                                  25215.000
Wachovia                       COM              929903102     1726 46550.000SH       SOLE                                  46550.000
Wal-Mart                       COM              931142103     2253 36761.000SH       SOLE                                  36761.000